Label	Element	Value
Hartford Multifactor Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR emerging markets ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING CHANGES IN THE PRINCIPAL INVESTMENT STRATEGY, PROPRIETARY CUSTOM BENCHMARK INDEX, RULE 35D-1 INVESTMENT POLICY AND MANAGEMENT FEE RATE

This Supplement contains new and additional information regarding Hartford Multifactor Emerging Markets ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective on September 11, 2019, the following changes will be made to Hartford Multifactor Emerging Markets ETF (the “Fund”): (1) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor Emerging Markets Index to Hartford Multifactor Emerging Markets Equity Index and (2) the Fund’s principal investment strategy will change to reflect the change in the index. Accordingly, effective September 11, 2019, the following changes will be made to the Fund’s Summary Prospectus and Prospectus:

II.       Effective September 11, 2019, the Fund’s management fee rate will be reduced from 0.49% to 0.44% of the Fund’s average daily net assets. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Your Expenses,” the Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multifactor Emerging Markets ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy the first three paragraphs are deleted in their entirety and replaced with the following:

The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Multifactor Emerging Markets Equity Index (LROEMX) (the “Index”), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics. The Index methodology seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to 15% over a complete market cycle.

The Index is comprised of securities of issuers located in emerging markets. The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology utilizes an optimization process to help achieve the desired composition and targeted characteristics, including reduced volatility, relative sector, country and size constraints and positive value, momentum, and quality relative factor scores at the portfolio level. Each equity security must be within the top 85% of the applicable country’s market capitalization with an average daily trading volume with an equivalent value of $1 million or more. As of July 31, 2019, the approximate market capitalization range of components of the Index was $36 million to $260 billion. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund is changing its proprietary custom benchmark index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or other taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
2.	Under the headings “Past Performance” in the above referenced Summary Prospectus and “Hartford Multifactor Emerging Markets ETF Summary Section – Past Performance” in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

III.       Effective January 28, 2020, the Fund’s policy of investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of issuers in emerging markets will be deleted.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ending December 31, 2018
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets Equity Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hartford Multifactor Emerging Markets Equity Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Hartford Multifactor Emerging Markets ETF | Hartford Risk-Optimized Multifactor Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hartford Risk-Optimized Multifactor Emerging Markets Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2015
Hartford Multifactor Emerging Markets ETF | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or other taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2015
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2015
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)

[1]	The Fund is changing its proprietary custom benchmark index because Lattice, the Fund's investment adviser, believes that the new index better reflects the Fund's revised investment strategy.
[2]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019.
[3]	"Management fees" have been restated to reflect current fees.
[4]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated "Management Fees."